Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Equity Abstract
Schedule of number and movements in treasury shares

	Number of treasury shares	Average price (in Brazilian Reais)

Outstanding at January 1, 2023	3,786,285	80.54
Repurchased	216,339	57.17
Delivered under the share-based compensation plans	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28
Delivered under the share-based compensation plans	(317,940)	79.28
Outstanding at December 31, 2024	3,455,538	79.28
Repurchased	966,541	80.24
Delivered under the share-based compensation plans	(566,929)	79.28
Outstanding at December 31, 2025	3,855,150	79.52